Related Parties - Summary of Salaries and Other Compensations To The Key Members of Management of The Company (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Key management personnel compensation [Abstract]
Salaries	₩ 1,407	₩ 1,064	₩ 866
Retirement benefits	62	36	33
Total	₩ 1,469	₩ 1,100	₩ 899